Schedule of roll-forward of contract liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Contract liabilities [abstract]
Balance at 1 July	$ 588,000	$ 468,000
Assumed on acquisition	7,519,363
Revenue recognised that was included in the balance at the beginning of the year
Reclassified to borrowings (Note 33)	(588,000)
Consideration received or receivable in advance of performance, net of revenue recognised on it in the year	2,827,734	120,000
Net exchange differences	(284,482)
Balance at 30 June	$ 10,062,615	$ 588,000